OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION

The components of lease expense and supplemental cash flow information related to leases for the nine months ended September 30, 2021 and 2020 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations)	For the nine months ended September 30,
	2021	2020

Related parties	$27,944	$85,212
Non-related parties	79,471	2,139
Total	$107,415	$87,351

Other information for the nine months ended	September 30, 2021	September 30, 2020
Cash paid for amounts included in the measurement of lease obligations	$101,203	$11,152
Weighted average remaining lease term (in years)	3.92	3.91
Weighted average discount rate	3.23%	3.23%

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2020	December 31, 2019

Related parties	$100,302	$18,870
Non-related parties	15,197	-

Other information for the years ended	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease obligations	$57,115	$17,406
Weighted average remaining lease term (in years)	3.48	7.25
Weighted average discount rate	3.23%	3.23%

SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS

Maturities of the Company’s lease obligations as of September 30, 2021 are as follows:

Year ending December 31,
2021 (remaining)	$49,076
2022	159,387
2023	108,676
2024	83,439
2025	81,311
Thereafter	53,523
Total lease payment	535,412
Less: Imputed interest	(35,635)
Operating lease obligations	$499,777

Maturities of the Company’s lease obligations as of December 31, 2020 are as follows:

Year ending December 31,
2021	$235,811
2022	84,477
2023	42,986
2024	18,381
2025	18,381
Thereafter	24,507
Total lease payment	424,543
Less: Imputed interest	(17,294)
Operating lease obligations	$407,249